Document and Entity Information	Jan. 27, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002007855
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 27, 2025
Entity Registrant Name	Venture Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42486
Entity Tax Identification Number	93-3539083
Entity Address, Address Line One	1001 19th Street North
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	(202)
Local Phone Number	759-6740
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	VG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false